Amplify Thematic All-Stars ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 12.8%
Alphabet, Inc. - Class A	625	$118,313
Meta Platforms, Inc. - Class A	169	98,951
Netflix, Inc. (a)	23	20,500
ROBLOX Corp. - Class A (a)	512	29,624
Roku, Inc. (a)	168	12,489
Spotify Technology SA (a)	18	8,053
Tencent Holdings Ltd.	212	11,381
Trade Desk, Inc. - Class A (a)	104	12,223
		311,534

Consumer Discretionary - 11.1%
Alibaba Group Holding Ltd.	1,113	11,806
Amazon.com, Inc. (a)	461	101,139
DraftKings, Inc. - Class A (a)	170	6,324
MercadoLibre, Inc. (a)	5	8,502
Tesla, Inc. (a)	353	142,556
		270,327

Financials - 5.4%
Block, Inc. (a)	446	37,906
Coinbase Global, Inc. - Class A (a)	205	50,902
PayPal Holdings, Inc. (a)	118	10,071
Robinhood Markets, Inc. - Class A (a)	625	23,287
Toast, Inc. - Class A (a)	264	9,623
		131,789

Health Care - 1.0%
Intuitive Surgical, Inc. (a)	45	23,488

Industrials - 2.3%
ABB Ltd.	177	9,584
Bloom Energy Corp. - Class A (a)	276	6,130
Booz Allen Hamilton Holding Corp.	57	7,336
Northrop Grumman Corp.	15	7,039
Uber Technologies, Inc. (a)	130	7,842
Veralto Corp.	64	6,518
Xylem, Inc./NY	97	11,254
		55,703

Information Technology - 65.5%(b)
Accenture PLC - Class A	22	7,739
Adobe, Inc. (a)	49	21,789
Advanced Micro Devices, Inc. (a)	413	49,886
Akamai Technologies, Inc. (a)	193	18,461
Apple, Inc.	146	36,561
AppLovin Corp. - Class A (a)	43	13,925
Arista Networks, Inc. (a)	257	28,406
Atlassian Corp. - Class A (a)	32	7,788
Autodesk, Inc. (a)	36	10,641
Broadcom, Inc.	503	116,616
Cadence Design Systems, Inc. (a)	33	9,915
Check Point Software Technologies Ltd. (a)	86	16,056
Cisco Systems, Inc.	851	50,379
Cleanspark, Inc. (a)	545	5,020
Cloudflare, Inc. - Class A (a)	456	49,102
Core Scientific, Inc. (a)	397	5,578
Crowdstrike Holdings, Inc. - Class A (a)	290	99,226
CyberArk Software Ltd. (a)	81	26,985
Datadog, Inc. - Class A (a)	156	22,291
Dynatrace, Inc. (a)	125	6,794
Enphase Energy, Inc. (a)	232	15,934
F5, Inc. (a)	47	11,819
First Solar, Inc. (a)	139	24,497
Fortinet, Inc. (a)	461	43,555
Gen Digital, Inc.	306	8,378
HubSpot, Inc. (a)	20	13,935
Intel Corp.	766	15,358
International Business Machines Corp.	113	24,841
Itron, Inc. (a)	65	7,058
Marathon Digital Holdings, Inc. (a)	388	6,507
Marvell Technology, Inc.	121	13,364
Micron Technology, Inc.	176	14,812
Microsoft Corp.	198	83,457
MicroStrategy, Inc. - Class A (a)	27	7,820
MongoDB, Inc. (a)	55	12,805
NVIDIA Corp.	881	118,310
NXP Semiconductors NV	31	6,443
Okta, Inc. (a)	330	26,004
Oracle Corp.	223	37,161
Palantir Technologies, Inc. - Class A (a)	527	39,857
Palo Alto Networks, Inc. (a)	422	76,787
PTC, Inc. (a)	35	6,436
QUALCOMM, Inc.	232	35,640
Qualys, Inc. (a)	128	17,948
Rapid7, Inc. (a)	207	8,328
Riot Platforms, Inc. (a)	555	5,667
Salesforce, Inc.	92	30,758
SentinelOne, Inc. - Class A (a)	1,024	22,733
ServiceNow, Inc. (a)	37	39,224
Shopify, Inc. - Class A (a)	412	43,808
Snowflake, Inc. - Class A (a)	89	13,743
Synopsys, Inc. (a)	25	12,134
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	193	38,116
Tenable Holdings, Inc. (a)	306	12,050
Teradyne, Inc.	95	11,962
Trend Micro, Inc./Japan (a)	137	7,468
Twilio, Inc. - Class A (a)	66	7,133
UiPath, Inc. - Class A (a)	713	9,062
Varonis Systems, Inc. (a)	231	10,263
Zscaler, Inc. (a)	251	45,283
		1,589,616

Materials - 1.1%
Albemarle Corp.	115	9,899
Arcadium Lithium PLC (a)	1,890	9,696
Ecolab, Inc.	29	6,795
		26,390
TOTAL COMMON STOCKS (Cost $2,058,411)		2,408,847

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Real Estate - 0.7%
Digital Realty Trust, Inc.	44	7,802
Equinix, Inc.	10	9,429
		17,231
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,562)		17,231

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio – Institutional Class, 4.42% (c)	2,356	2,356
TOTAL SHORT-TERM INVESTMENTS (Cost $2,356)		2,356

TOTAL INVESTMENTS - 100.0% (Cost $2,075,329)		2,428,434
Liabilities in Excess of Other Assets - (0.0)% (d)		(575)
TOTAL NET ASSETS - 100.0%		$2,427,859
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Thematic All-Stars ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,408,847	$–	$–	$2,408,847
Real Estate Investment Trusts	17,231	–	–	17,231
Money Market Funds	2,356	–	–	2,356
Total Investments	$2,428,434	$–	$–	$2,428,434

Refer to the Schedule of Investments for further disaggregation of investment categories.